CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Operating activities:
Net income (loss) attributable to Origin Agritech Limited	$ (2,170)	¥ (13,808)	¥ (9,527)	¥ 7,494
Adjustments to reconcile net income(loss) to net cash provided by operating activities:
Depreciation and amortization	4,802	30,547	28,524	28,164
Loss (gain) on disposal of plant and equipment	24	152	943	(4,505)
Loss on disposal of a subsidiary	0	0	2,623	0
Loss on disposal of an equity method investment	0	0	1,498	0
Allowance for doubtful account	0	0	15	5,358
Provision for inventories	1,724	10,965	21,984	38,561
Deferred income tax assets	0	0	0	1,755
Non-controlling interests	(630)	(4,006)	(613)	1,818
Share-based compensation expense	253	1,612	1,324	1,893
Share of net (income) loss of equity method investments	0	0	776	(5,161)
Changes in operating assets and liabilities:
Accounts receivable, net	(162)	(1,030)	914	(242)
Due from related parties	424	2,698	702	(1,318)
Advances to growers	(6)	(37)	37,714	29,721
Advances to suppliers	1,142	7,267	(7,983)	(27)
Inventories	10,350	65,841	(67,541)	(226,828)
Income tax recoverable	0	0	1,114	996
Other current assets	(67)	(425)	1,824	9,574
Other assets	146	930	7,247	3,135
Accounts payable	(21)	(136)	(65)	(441)
Due to growers	(95)	(606)	(19,933)	33,571
Due to related parties	4,806	30,573	10,181	(1,239)
Advances from customers	(9,447)	(60,098)	(46,926)	(63,473)
Income tax payable	6	37	(39,060)	0
Deferred revenues	(1,223)	(7,781)	(3,040)	(1,174)
Other long-term liabilities	46	290	(1,380)	(780)
Other payables and accrued expenses	(1,698)	(10,796)	(6,954)	(2,961)
Net cash provided by (used in) operating activities	8,204	52,189	(85,639)	(146,109)
Investing activities:
Proceeds from disposal of equity investment	0	0	900	0
Dividends received	0	0	3,000	2,700
Proceeds from disposal of a subsidiary, net of cash disposed	0	0	11,980	0
Purchase of plant and equipment	(2,318)	(14,747)	(10,502)	(63,282)
Proceeds from disposal of plant and equipment	27	172	6,174	7,875
Deposits for purchase of acquired technology and land use rights	0	0	0	(5,781)
Deposits for purchase of plant and equipment	0	0	0	(5,470)
Purchase of land use rights	(141)	(900)	(673)	(1,829)
Purchase of intangible assets	(768)	(4,884)	(11,440)	(2,492)
Net cash used in investing activities	(3,200)	(20,359)	(561)	(68,279)
Financing activities:
Restricted cash	(725)	(4,610)	(1,320)	(14,350)
Proceeds from short-term borrowings	36,942	235,000	305,000	274,000
Repayment of short-term borrowings	(37,728)	(240,000)	(285,000)	(99,000)
Proceeds from long-term borrowings	5,337	33,949	0	37,319
Repayment of long-term borrowings	(5,314)	(33,805)	(16,500)	0
Repurchase of common stock	0	0	(1,786)	(6,282)
Net cash provided by (used in) financing activities	(1,488)	(9,466)	394	191,687
Net increase (decrease) in cash and cash equivalents	3,516	22,364	(85,806)	(22,701)
Cash and cash equivalents, beginning of year	7,273	46,268	131,978	152,789
Effect of exchange rate changes on cash and cash equivalents	(410)	(2,607)	96	1,890
Cash and cash equivalents, end of year	10,379	66,025	46,268	131,978
Supplemental disclosures of cash flow information:
Refund of income taxes	0	0	586	0
Income taxes paid	198	1,258	148	1,711
Interest paid, net of interest capitalized	2,932	18,649	19,743	11,326
Supplemental disclosure of non-cash investing activities:
Proceeds from disposal of equity investment	$ 0	¥ 0	¥ 900	¥ 0